Interests in associates and joint venture entities (Tables)	6 Months Ended
Dec. 31, 2019
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Summary of Major Shareholdings in Associates and Joint Venture Entities, Including their Profit/(Loss)
The Group’s major shareholdings in associates and joint venture entities, including their profit/(loss), are listed below:

	Ownership interest at the Group’s reporting date			Profit/(loss) from equity accounted investments, related impairments and expenses
	31 Dec 2019%	31 Dec 2018%	30 June 2019%	Half year ended 31 Dec 2019 US$M	Half year ended 31 Dec 2018 US$M	Year ended 30 June 2019 US$M
Share of operating profit/(loss) of equity accounted investments:
Cerrejón	33.33	33.33	33.33	(16)	85	103
Compañia Minera Antamina SA	33.75	33.75	33.75	160	199	394
Samarco Mineração SA (1)(2)	50.00	50.00	50.00	–	–	–
Other				(54)	(51)	(98)

Share of operating profit of equity accounted investments				90	233	399

Samarco impairment expense (1)(2)				(27)	(47)	(96)

Samarco dam failure provision (1)				56	(70)	(586)

Samarco Germano dam decommissioning (1)				7	–	(263)

Profit/(loss) from equity accounted investments, related impairments and expenses				126	116	(546)

(1)	Refer to note 9 Significant events – Samarco dam failure for further information.
(2)
Following a change to IAS 28 the loss from working capital funding provided during the period will now be disclosed as an impairment included within the Samarco impairment expense line item and not as an operating loss. Comparative periods have been restated to reflect the change.